Subsequent Events (Details) - Sponsor - USD ($)				9 Months Ended
	Nov. 17, 2023	Oct. 20, 2023	Oct. 12, 2023	Sep. 30, 2023
Subsequent Events
Amount of monthly payment made to the Company				$ 150,000
Subsequent Event
Subsequent Events
Amount of monthly payment made to the Company	$ 60,649	$ 60,649	$ 60,649